Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Payables and Accrued Expenses [Abstract]
Schedule of other payable and accrued expenses
	December 31,
	2015	2016

Government authorities	$344	$993
Warranty provision	940	1,741
Professional services	248	693
Payment obligation related to acquisition	-	1,400
Accrued expenses	1,098	1,276

	$2,630	$6,103